Segmented Information (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of company’s non-current assets by geographical location
October 31, 2022	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$53,339	$53,339	$71,119	$177,797
Property and equipment	–	–	–	17,610	17,610
Restricted cash	20,000	–	–	–	20,000
ROU asset	–	–	–	48,768	48,768
Deferred offering costs	–	270,487	–	–	270,768

	$20,000	$323,826	$53,339	$137,497	$534,662

October 31, 2021	Canada	United States	Europe	Asia	Total

Intangible assets	$–	$59,412	$59,412	$79,215	$198,039
Property and equipment	–	–	–	20,578	20,578
Restricted cash	20,000	–	–	–	20,000

	$20,000	$59,412	$59,412	$99,793	$238,617